Acquisition - Narrative (Details) $ / shares in Units, $ in Thousands			3 Months Ended	9 Months Ended		12 Months Ended
	Jul. 15, 2021 USD ($) item $ / shares	Jun. 15, 2021 USD ($)	Sep. 30, 2021 USD ($) item	Sep. 30, 2022 USD ($)	Sep. 30, 2021 USD ($) item	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Jun. 16, 2022 USD ($) $ / shares	Jun. 15, 2022 $ / shares	Apr. 15, 2020 $ / shares
Acquisition.
Warrant liability	$ 1,300	$ 2,000
Decrease in warrant liability	$ 700			$ (297)	$ (347)	$ (703)	$ 61
Number of holders exercised fundamental transaction option | item	1
Warrant exercise price (in dollars per share) | $ / shares								$ 33.33	$ 300.00	$ 0.12
Fair value portion of warrants	$ 900							$ 1,700
Reclassification of warrants	$ 500
Minimum
Acquisition.
Warrant exercise price (in dollars per share) | $ / shares	$ 13.20
Maximum
Acquisition.
Warrant exercise price (in dollars per share) | $ / shares	$ 15.00
Risk Free Rate
Acquisition.
Warrant fair value measurement inputs	0.0044							3.32
Volatility
Acquisition.
Warrant fair value measurement inputs	1.221							64.8
Expected dividends
Acquisition.
Warrant fair value measurement inputs	0							0
Obalon Therapeutics Inc.
Acquisition.
Warrant liability		$ 2,000	$ 1,300
Decrease in warrant liability			$ 700
Number of holders exercised fundamental transaction option | item			1		1
Fair value portion of warrants	$ 900
Reclassification of warrants	$ 500
Obalon Therapeutics Inc. | Minimum
Acquisition.
Warrant exercise price (in dollars per share) | $ / shares	$ 660.00
Obalon Therapeutics Inc. | Maximum
Acquisition.
Warrant exercise price (in dollars per share) | $ / shares	$ 750.00
Obalon Therapeutics Inc. | Developed technology
Acquisition.
Useful life				15 years		15 years
Obalon Therapeutics Inc. | Discount rate | Developed technology
Acquisition.
Discount rate				22.0
Obalon Therapeutics Inc. | Risk Free Rate
Acquisition.
Warrant fair value measurement inputs	0.44
Obalon Therapeutics Inc. | Volatility
Acquisition.
Warrant fair value measurement inputs	122.1
Obalon Therapeutics Inc. | Expected dividends
Acquisition.
Warrant fair value measurement inputs	0